Segment information and revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Segment information and revenue from contracts with customers
Segment information and revenue from contracts with customers

7 Segment information and revenue from contracts with customers

For management purposes, the Group is organized into business units based on its products and services and has two reportable segments, as follows:

•

Pharmaceutical segment:  This segment provides a variety of solutions to our pharmaceutical partners, including target discovery, early patient recruitment and identification, epidemiological insights, biomarker discovery and patient monitoring, in order to accelerate their development of treatments for rare diseases; and

•	Diagnostics segment: This segment provides genetic sequencing and diagnostics services to our clients, who are typically physicians, laboratories or hospitals, either directly or through distributors.

Residual operating activities of the Group are reported as ‘Corporate’. These include the group functions for communications, human resources, finance (including treasury and taxes), legal, research and development and other supporting activities.

The management board is the Chief Operating Decision Maker and monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment results and is measured with reference to the Adjusted EBITDA, which is operating loss presented in the consolidated statements of comprehensive loss, adjusted for corporate expenses, depreciation and amortization as well as share‑based payment expenses.

	2017
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	12,326	17,758	—	30,084
Sales of goods	1,605	—	—	1,605
Revenues from external customers	13,931	17,758	—	31,689

Adjusted EBITDA	10,870	2,552	(13,746)	(324)

Capital Expenditures	1,464	607	15,964	18,035
Additions to property, plant and equipment	241	607	14,716	15,564
Additions to intangible assets	1,223	—	1,248	2,471

Other segment information
Depreciation and amortization	793	1,311	1,133	3,237
Research and development expenses	35	—	6,361	6,396

	2018
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	16,077	23,171	—	39,248
Sales of goods	1,230	—	—	1,230
Revenues from external customers	17,307	23,171	—	40,478

Recognized over time	12,077	23,171	—	35,248
Recognized at a point in time	5,230	—	—	5,230
Revenues from external customers	17,307	23,171	—	40,478

Adjusted EBITDA	13,641	2,285	(15,836)	90

Capital Expenditures
Additions to property, plant and equipment	1,225	1,917	5,568	8,710
Additions to intangible assets	1,948	—	1,111	3,059

Other segment information
Depreciation and amortization	1,222	1,838	2,115	5,175
Research and development expenses	334	—	5,966	6,300

	2019
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Rendering of services	19,089	27,258	—	46,347
Sales of goods	2,433	—	—	2,433
Revenues from external customers	21,522	27,258	—	48,780

Recognized over time	17,159	27,258	—	44,417
Recognized at a point in time	4,363	—	—	4,363
Revenues from external customers	21,522	27,258	—	48,780

Adjusted EBITDA	14,956	2,306	(22,949)	(5,687)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,362	1,998	17,908	21,268
Additions to intangible assets	3,603	—	3,677	7,280

Other segment information
Depreciation and amortization	1,308	2,032	3,239	6,579
Research and development expenses	—	—	9,590	9,590

Adjustments

Corporate expenses, depreciation and amortization, interest and similar income and expenses, as well as share-based payment expenses are not allocated to individual segments as the underlying instruments are managed on a group basis.  Current taxes and deferred taxes are allocated to Corporate as they are also managed on a group basis.

Corporate expenses for the year ended December 31, 2019 also included expenses incurred in relation to the IPO as described in note 1 of EUR 1,092k (2018: EUR nil ;2017: EUR nil) (see note 8.2) as well as real estate transfer tax of EUR 1,200k (2018: EUR nil ;2017: EUR nil) related to an intercompany sale of land and building (see note 13.1).

Capital expenditure consists of additions of property, plant and equipment, right-of-use assets and intangible assets.

Reconciliation of segment Adjusted EBITDA to Group Loss for the Period

	2017	2018	2019
Reportable segment Adjusted EBITDA	13,422	15,926	17,262
Corporate expenses	(13,746)	(15,836)	(22,949)
	(324)	90	(5,687)
Share‑based payment expenses	(894)	(5,521)	(6,418)
Depreciation and amortization	(3,237)	(5,175)	(6,579)
Operating loss	(4,455)	(10,606)	(18,684)
Financial costs, net	(1,007)	(1,042)	(2,013)
Income taxes	(14)	310	(158)
Loss for the year	(5,476)	(11,338)	(20,855)

Geographical information

in EUR k	2017
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	493	5,183	5,676
—Germany*	—	—	—
Middle East	—	8,846	8,846
—Saudi Arabia#	—	4,926	4,926
North America	13,438	1,459	14,897
—United States#	13,438	44	13,482
Latin America	—	1,474	1,474
Asia Pacific	—	796	796
Total	13,931	17,758	31,689

in EUR k	2018
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	654	6,196	6,850
—Germany*	654	407	1,061
Middle East	—	12,401	12,401
—Saudi Arabia#	—	5,475	5,475
North America	16,653	1,460	18,113
—United States#	16,653	643	17,296
Latin America	—	2,185	2,185
Asia Pacific	—	929	929
Total	17,307	23,171	40,478

in EUR k	2019
	Pharmaceutical	Diagnostics	Total
Revenues
Europe	381	7,066	7,447
—Germany*	233	275	508
—Netherlands**	—	25	25
Middle East	122	13,977	14,099
—Saudi Arabia#	—	7,417	7,417
North America	20,896	2,380	23,276
—United States#	20,896	1,882	22,778
Latin America	123	2,864	2,987
Asia Pacific	—	971	971
Total	21,522	27,258	48,780

* country of the incorporation of Centogene AG

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2017, 2018 and 2019

We collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2017, 2018 and 2019. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally. As a result, we allocate the revenues of our pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our diagnostics segment is based on the location of each customer.

During the year ended December 31, 2019, revenues from one pharmaceutical partner represented 24.3% of the Group’s total revenues (2018: 27.3%; 2017: 37.7%)

During the year ended December 31, 2019, Centogene entered into several collaborations with pharmaceutical partners, of which upfront fees totaling EUR 1,930k were received.  Such upfront payments were recognized as revenues during the year as they represented the transaction price allocated to the one-off transfer of the Group’s intellectual property - provision of epidemiological insights of relevant rare diseases and relevant data. For the year ended December 31, 2018, upfront payments totaling EUR 4,000k were received and recognized as revenues during the period as they represented the transaction price to be allocated to the grant of licences which are distinct and qualify as a licence to use such intellectual property for an unlimited period or for the time specified in the agreements. No such revenues were recognized for the year ended December 31, 2017.

Non‑current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment (including finance leases already capitalized under IAS17 for prior years), as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of the Centogene AG, except for property, plant and equipment of EUR 286k (2018: EUR 718k) and right-of-use assets of EUR 1,042k (2018: EUR nil), which are located in the United States.

Contract balances

in EUR k	Dec 31, 2018	Dec 31, 2019
Trade receivables (note 15)	8,572	12,709
Contract assets (note 15)	2,329	3,884
Contract liabilities (note 19.2)	297	3,748

The contract assets primarily relate to the Group’s rights to consideration for work completed but not billed at the reporting date on the tests for the diagnostics segment, with the satisfaction of the respective performance obligation measured by reference to stages in a standardized process. The contract assets also include work performed for pharmaceutical partners which are based on milestone fees. In 2019, EUR 8k (2018: EUR 2k) was recognised as provision for expected credit losses on contract assets.  The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer.

The contract liabilities primarily relate to the advance consideration received from pharmaceutical partners for which revenue is recognized over time, and consideration from sales of CentoCards which have not yet been delivered. Within contract liabilities, EUR 1,430k relates to the aggregate amount of transaction price allocated to performance obligations that are either unsatisfied or partially unsatisfied as of December 31, 2019 (2018: EUR nil), among which EUR 230k will be recognized as revenues within one year upon completion of related patient recruitment and identification activities, and the remaining EUR 1,200k will be recognized over three year in accordance to the licensing period.

The amount of EUR 230k included in contract liabilities as of December 31, 2018 has been recognized as revenues in 2019 (2018: EUR 464k).